Other assets and liabilities	12 Months Ended
Dec. 31, 2024
Other Assets And Liabilities
Other assets and liabilities

21.	Other assets and liabilities

Assets		12.31.2024	12.31.2023
Escrow account and/ or collateral	(a)	750	1,009
Advances to suppliers	(b)	2,207	1,814
Prepaid expenses	(c)	351	453
Derivatives transactions	(d)	29	92
Assets related to E&P partnerships	(e)	378	255
Others		336	262
		4,051	3,885
Current		1,550	1,570
Non-Current		2,501	2,315

Liabilities		12.31.2024	12.31.2023
Obligations arising from divestments	(f)	914	1,200
Contractual retentions	(g)	611	716
Advances from customers	(h)	270	692
Provisions for environmental expenses, research and development and fines	(i)	681	708
Other taxes	(j)	301	376
Unclaimed dividends	(k)	276	337
Derivatives transactions	(d)	129	62
Obligations arising from acquisition of equity interests	(l)	130	156
Various creditors		99	138
Others		414	520
		3,825	4,905
Current		2,205	3,015
Non-Current		1,620	1,890

The following references detail the nature of the operations that make up the balances of other assets and liabilities:

a) Amounts deposited for payment of obligations related to the finance agreement with China Development Bank, as well as margin in guarantee for futures and over-the-counter derivatives. In addition, there are amounts in investment funds from escrow accounts related to divestment of Transportadora Associada de Gás S.A. (TAG) and in Nova Transportadora do Sudeste S.A. (NTS).

b) The balance mainly comprises advances for the construction of platforms P-80, P-82, P-83, P-84 and P-85 and for the acquisition of underwater oil and gas production and flow equipment. For each of the agreements related to these advances, the Company has an associated guarantee capable of fully covering the amount advanced by Petrobras, which includes bank guarantees, letters of credit, guarantee insurance and/or corporate guarantees.

c) Spending on platform charters and equipment rentals when the start of operations has been postponed due to legal requirements or to the need for technical adjustments.

d) Fair value of open positions and transactions closed but not yet settled.

e) Cash and amounts receivable from partners in E&P consortia operated by Petrobras.

f) Provisions for contractual indemnities and financial reimbursements assumed by Petrobras to be made to the acquirer, referring to abandonment costs of divested assets. The settlement of these provisions follows decommissioning schedules, with payments beginning between two and three months after the date expected for the execution of operations, according to the contractual terms for reimbursement of abandonment of the respective oil fields.

g) Retained amounts from obligations with suppliers to guarantee the execution of the contract, accounted for when the obligations with suppliers are due. Contractual retentions will be paid to suppliers at the end of the contract, upon issuance of the contract termination term.

h) Amounts related to the advances or cash receipt from third parties, related to the sale of products or services.

i) Accrued amounts for environmental compensation assumed by the Company in the course of its operations and research projects.

j) Non-current portion of other taxes (see note 17).

k) Dividends made available to shareholders and not paid due to the existence of pending registration issues for which the shareholders are responsible with the custodian bank for the shares and with Petrobras, according to note 32.

l) Obligations arising from the acquisition of equity interests in Araucária Nitrogenados, which will be settled by the end of 2030.

Accounting policy for other assets and liabilities

The accounting recognition of obligations arising from divestment is at present value, using a risk-free discount rate, adjusted to reflect the Company's credit risk, being the best estimate of the disbursement required to settle the present obligation on the statement of financial position date. The obligations are subject to significant changes as activity execution schedules are updated and detailed by buyers.